Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 14,557,523	$ 1,860,172	$ 6,787,330
Less: allowance for doubtful accounts
Accounts receivable, net	$ 14,557,523	$ 1,860,172	$ 6,787,330